Income Taxes (Details) - Schedule of total income tax expense - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision		$ 18,129,648	$ 26,228,041	$ 23,733,576
Tax at the PRC EIT tax rates		3,758,113	5,605,035	4,724,933
Other		37,169	(13,086)	(28,392)
Tax effect of non-deductible expenses		1,660,869	226,222	313,006
Tax effect of R&D expenses additional deduction	[1]	(742,608)	(539,709)	(321,226)
Income tax expense		$ 4,713,543	$ 5,278,462	$ 4,688,321

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.